Offerings - Offering: 1	Feb. 13, 2026
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	An indeterminate aggregate initial offering price or number or amount of securities are being registered and may from time to time be offered at (i) indeterminate prices or (ii) upon conversation of debt securities that provide for conversion, or pursuant to the antidilution provisions of any such securities. In reliance on and in accordance with Rules 456(b) and Rule 457(r) of the Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fee.